CUSTOMER CONCENTRATIONS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Sales and retailer customer sales	$ 577,835	$ 524,568	$ 953,681	$ 480,713
Sales and retailer customer sales percentage	100.00%	100.00%	100.00%	100.00%
End-User Sales
Sales and retailer customer sales	$ 331,078	$ 357,587	$ 686,561	$ 265,563
Sales and retailer customer sales percentage	57.00%	68.00%	72.00%	55.00%
Retailer Sales
Sales and retailer customer sales	$ 246,757	$ 166,981	$ 267,120	$ 215,150
Sales and retailer customer sales percentage	43.00%	32.00%	28.00%	45.00%